March 9, 2006

Securities and Exchange Commission
Judiciary Plaza
450 Fifth St., N.W.
Washington, D.C. 20549

Attention:         Document Control - EDGAR

Subject:      Annual Report of Anheuser-Busch Companies, Inc. for 2005
on Form 10-K, File number 1-7823

Gentleman and Mesdames:

Enclosed herewith for filing under the Securities and Exchange Act of 1934 is the Company’s Report on Form 10-K for the year ended December 31, 2005.

The financial statements in the Anheuser-Busch Companies, Inc. 2005 Annual Report to shareholders (filed as Exhibit 13 of this Form 10-K) do not reflect any changes from the preceding year in any accounting principles or practices or in the method of applying any such principles or practices.

If you have any questions or comments concerning this filing, please call me collect at the following number: (314) 577-2454.

Sincerely,

/s/ Laura H. Reeves

Laura H. Reeves
Assistant Secretary
Anheuser-Busch Companies, Inc.